John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Shares	Value
Common stocks 77.9%		$354,725,554
(Cost $275,433,680)
Brazil 0.1%		286,450
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	36,444	286,450
Canada 1.4%		6,422,374
Royal Bank of Canada	35,600	3,397,662
The Bank of Nova Scotia	47,500	3,024,712
China 1.6%		7,261,115
Alibaba Group Holding, Ltd., ADR (A)	3,093	714,328
China Construction Bank Corp., H Shares	994,000	784,606
China Longyuan Power Group Corp., Ltd., H Shares	89,000	130,877
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	64,577	119,824
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	119,879	462,442
China Telecom Corp., Ltd., H Shares	1,542,000	539,132
ENN Energy Holdings, Ltd.	8,800	150,168
Hengan International Group Company, Ltd.	60,500	390,974
Industrial & Commercial Bank of China, Ltd., H Shares	1,384,000	898,067
Ping An Insurance Group Company of China, Ltd., H Shares	90,500	986,656
Shanghai International Port Group Company, Ltd., Class A	509,099	363,644
Sinopharm Group Company, Ltd., H Shares	308,000	949,980
Tencent Holdings, Ltd.	9,200	733,903
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	36,514
Denmark 1.6%		7,237,623
Novo Nordisk A/S, B Shares	98,114	7,237,623
France 2.3%		10,527,086
Danone SA	31,060	2,192,521
Sanofi	33,879	3,551,971
Vinci SA	43,585	4,782,594
Germany 2.1%		9,620,025
Bayer AG	49,564	3,207,220
Deutsche Post AG	24,747	1,457,535
Fresenius SE & Company KGaA	15,619	767,667
Muenchener Rueckversicherungs-Gesellschaft AG	6,205	1,792,844
Siemens AG	14,354	2,394,759
Hong Kong 0.8%		3,561,717
China Everbright Environment Group, Ltd.	200,000	125,721
China Gas Holdings, Ltd.	28,400	102,367
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	145,000	967,199
China Overseas Land & Investment, Ltd.	188,500	477,067
China Resources Land, Ltd.	78,000	365,202
Techtronic Industries Company, Ltd.	84,000	1,524,161
India 1.3%		5,921,597
Axis Bank, Ltd., GDR (A)	7,523	357,043
Infosys, Ltd., ADR	307,774	5,564,554
Indonesia 0.2%		974,827
Astra International Tbk PT	208,300	79,161
Telkom Indonesia Persero Tbk PT	4,053,800	895,666
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Ireland 2.6%		$11,911,434
Accenture PLC, Class A	17,730	5,141,168
Medtronic PLC	51,713	6,770,266
Israel 0.7%		3,303,504
Check Point Software Technologies, Ltd. (A)	28,281	3,303,504
Japan 2.8%		12,694,323
Hoya Corp.	16,000	1,818,645
KDDI Corp.	121,900	3,684,971
Nippon Telegraph & Telephone Corp.	144,700	3,648,305
Seven & i Holdings Company, Ltd.	45,300	1,955,878
Takeda Pharmaceutical Company, Ltd.	47,500	1,586,524
Mexico 0.1%		234,503
Grupo Financiero Banorte SAB de CV, Series O	41,300	234,503
Philippines 0.0%		75,888
PLDT, Inc.	2,875	75,888
South Africa 0.6%		2,834,890
Absa Group, Ltd. (A)	27,353	230,630
Aspen Pharmacare Holdings, Ltd. (A)	18,630	207,324
FirstRand, Ltd.	11,861	41,722
Naspers, Ltd., N Shares	6,993	1,591,467
Netcare, Ltd. (A)	130,537	135,449
Remgro, Ltd.	5,226	39,654
Sanlam, Ltd.	51,313	198,107
Shoprite Holdings, Ltd.	12,508	124,651
Standard Bank Group, Ltd.	27,757	225,740
The Foschini Group, Ltd. (A)	2,609	20,692
Vodacom Group, Ltd.	2,244	19,454
South Korea 1.2%		5,362,215
Coway Company, Ltd.	1,472	88,207
Hyundai Glovis Company, Ltd.	2,028	348,795
Hyundai Mobis Company, Ltd.	3,017	730,198
LG Corp.	2,264	256,080
Samsung Electronics Company, Ltd.	22,642	1,650,273
Samsung Fire & Marine Insurance Company, Ltd.	2,785	494,775
SK Telecom Company, Ltd.	5,632	1,534,011
SK Telecom Company, Ltd., ADR	8,651	259,876
Switzerland 1.5%		6,600,490
Chubb, Ltd.	6,532	1,120,826
Nestle SA	12,175	1,452,851
Roche Holding AG	10,694	3,487,911
Sonova Holding AG (A)	1,820	538,902
Taiwan 0.4%		1,964,770
Delta Electronics, Inc.	34,000	364,239
Taiwan Semiconductor Manufacturing Company, Ltd.	76,000	1,600,531
Thailand 0.1%		602,581
Advanced Info Service PCL	54,800	300,708
Bangkok Bank PCL	77,500	301,873
Turkey 0.2%		908,241
Akbank T.A.S.	484,411	286,143
Haci Omer Sabanci Holding AS	128,455	125,831
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	277,258	$496,267
United Kingdom 1.4%		6,365,924
National Grid PLC	158,623	1,999,522
Rightmove PLC	123,190	1,044,304
Unilever PLC	24,103	1,411,878
Unilever PLC (Euronext Amsterdam Exchange)	32,714	1,910,220
United States 54.9%		250,053,977
Akamai Technologies, Inc. (A)	48,019	5,219,665
Alphabet, Inc., Class A (A)	4,077	9,595,220
Amgen, Inc.	14,532	3,482,448
Anthem, Inc.	15,348	5,822,878
Apple, Inc.	8,482	1,115,044
Archer-Daniels-Midland Company	41,346	2,610,173
AT&T, Inc.	228,859	7,188,461
Automatic Data Processing, Inc.	33,127	6,194,418
AutoZone, Inc. (A)	6,091	8,917,955
Bristol-Myers Squibb Company	107,630	6,718,265
Cadence Design Systems, Inc. (A)	29,363	3,869,163
Cerner Corp.	28,153	2,112,883
Cigna Corp.	31,982	7,963,838
Cisco Systems, Inc.	168,658	8,586,379
Citrix Systems, Inc.	14,923	1,848,214
Cognizant Technology Solutions Corp., Class A	12,531	1,007,492
Colgate-Palmolive Company	17,089	1,379,082
Comcast Corp., Class A	145,394	8,163,873
CVS Health Corp.	64,342	4,915,729
Dollar General Corp.	7,681	1,649,495
eBay, Inc.	184,333	10,283,938
Entergy Corp.	13,649	1,491,699
Expeditors International of Washington, Inc.	32,185	3,535,844
F5 Networks, Inc. (A)	8,062	1,505,659
Fiserv, Inc. (A)	36,234	4,352,428
IBM Corp.	29,805	4,228,733
Intuit, Inc.	2,103	866,772
Johnson & Johnson	67,902	11,049,692
Kellogg Company	16,778	1,047,283
Kimberly-Clark Corp.	10,087	1,344,799
Laboratory Corp. of America Holdings (A)	1,195	317,715
Lowe's Companies, Inc.	5,589	1,096,841
Marsh & McLennan Companies, Inc.	11,081	1,503,692
Mastercard, Inc., Class A	11,955	4,567,527
McDonald's Corp.	6,319	1,491,790
McKesson Corp.	13,533	2,538,249
Merck & Company, Inc.	47,301	3,523,925
Microsoft Corp.	25,508	6,432,607
Mondelez International, Inc., Class A	31,491	1,914,968
Monster Beverage Corp. (A)	28,096	2,726,717
NIKE, Inc., Class B	47,426	6,289,636
Oracle Corp.	83,280	6,311,791
Paychex, Inc.	34,905	3,402,888
PepsiCo, Inc.	55,513	8,002,754
Pfizer, Inc.	69,144	2,672,416
Public Service Enterprise Group, Inc.	55,289	3,492,053
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Quest Diagnostics, Inc.	7,180	$946,898
Republic Services, Inc.	9,987	1,061,618
Ross Stores, Inc.	23,624	3,093,327
Simon Property Group, Inc.	5,084	618,926
Starbucks Corp.	44,641	5,110,948
Stryker Corp.	5,269	1,383,797
Target Corp.	17,766	3,682,181
Texas Roadhouse, Inc. (A)	41,167	4,405,692
The Estee Lauder Companies, Inc., Class A	5,324	1,670,671
The Hershey Company	8,987	1,476,564
The Procter & Gamble Company	14,988	1,999,699
The TJX Companies, Inc.	45,497	3,230,287
The Toro Company	30,465	3,491,289
UnitedHealth Group, Inc.	3,876	1,545,749
Verizon Communications, Inc.	44,264	2,558,017
Visa, Inc., Class A	18,300	4,274,148
VMware, Inc., Class A (A)	28,195	4,534,602
W.W. Grainger, Inc.	3,375	1,463,198
Waste Management, Inc.	19,326	2,666,408
Xilinx, Inc.	28,022	3,585,695

Zimmer Biomet Holdings, Inc.	16,376	2,901,172
Preferred securities 0.1%		$296,493
(Cost $286,279)
Brazil 0.1%		296,493
Banco Bradesco SA	67,529	296,493

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.5%					$38,936,520
(Cost $39,216,821)
U.S. Government 8.5%					38,936,520
U.S. Treasury
Note	0.625	05-15-30		2,972,600	2,734,792
Note	0.625	08-15-30		2,585,400	2,369,277
Note	0.875	11-15-30		2,716,100	2,539,978
Note	1.750	11-15-29		1,921,400	1,961,254
Note	2.000	11-15-26		2,874,300	3,030,815
Note	2.250	02-15-27		4,387,400	4,684,235
Note	2.250	08-15-27		2,729,200	2,909,903
Note	2.375	05-15-29		4,759,300	5,095,611
Note	2.625	02-15-29		707,800	771,143
Note (D)	2.750	02-15-28		6,980,800	7,659,519
Note	2.875	05-15-28		1,398,900	1,547,205

Note	3.125	11-15-28		3,227,800	3,632,788
Corporate bonds 9.0%					$41,006,332
(Cost $38,648,088)
Australia 0.2%					855,195
Westpac Banking Corp.	0.500	05-17-24	EUR	400,000	493,542
Westpac Banking Corp.	0.750	07-22-21	EUR	300,000	361,653
Austria 0.1%					636,879
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	636,879
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value
Belgium 0.1%					$388,590
Belfius Bank SA	1.000	06-12-28	EUR	300,000	388,590
Canada 0.2%					1,091,785
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	900,000	1,091,785
Denmark 2.9%					12,962,519
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	660,246
Nykredit Realkredit A/S	1.000	10-01-50	DKK	17,762,916	2,774,110
Nykredit Realkredit A/S	1.000	10-01-53	DKK	3,000,000	464,158
Nykredit Realkredit A/S	2.000	10-01-50	DKK	5,917,832	987,836
Nykredit Realkredit A/S	2.500	10-01-47	DKK	3,378,974	578,923
Nykredit Realkredit A/S	3.000	10-01-47	DKK	2,709,754	472,479
Realkredit Danmark A/S	1.000	04-01-22	DKK	17,000,000	2,780,968
Realkredit Danmark A/S	1.000	04-01-24	DKK	12,000,000	2,012,425
Realkredit Danmark A/S	1.000	04-01-26	DKK	9,000,000	1,529,299
Realkredit Danmark A/S	1.000	10-01-50	DKK	4,494,299	702,075
France 3.1%					13,859,009
AXA Bank Europe SCF	0.375	03-23-23	EUR	500,000	610,920
AXA Bank Europe SCF	1.375	04-18-33	EUR	700,000	951,430
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	1,080,117
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	730,572
BPCE SFH SA	0.375	02-10-23	EUR	900,000	1,098,834
BPCE SFH SA	0.625	05-29-31	EUR	600,000	756,941
BPCE SFH SA	3.750	09-13-21	EUR	1,100,000	1,343,004
Cie de Financement Foncier SA	0.625	02-10-23	EUR	600,000	735,712
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	1,161,564
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	745,162
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,600,000	2,076,600
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,568,153
Germany 0.9%					4,122,278
DZ HYP AG	0.500	06-16-26	EUR	2,100,000	2,623,902
DZ HYP AG	0.875	04-17-34	EUR	500,000	645,083
Landesbank Hessen-Thueringen Girozentrale, Zero Coupon	0.000	07-03-24	EUR	700,000	853,293
Japan 0.2%					977,242
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	800,000	977,242
Netherlands 0.3%					1,382,851
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	100,000	128,450
de Volksbank NV	0.500	01-30-26	EUR	800,000	997,466
de Volksbank NV	0.750	10-24-31	EUR	100,000	127,611
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	100,000	129,324
New Zealand 0.2%					862,274
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	862,274
Norway 0.6%					2,768,885
DNB Boligkreditt AS	0.375	11-14-23	EUR	300,000	368,182
Eika Boligkreditt AS	0.875	02-01-29	EUR	700,000	897,729
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,200,000	1,502,974
United Kingdom 0.2%					1,098,825
Lloyds Bank PLC	0.125	06-18-26	EUR	900,000	1,098,825

6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $353,584,868) 95.5%	$434,964,899
Other assets and liabilities, net 4.5%	20,349,513
Total net assets 100.0%	$455,314,412

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 4-30-21:
Common stocks	77.9%
Health care	19.6%
Information technology	19.4%
Consumer discretionary	11.7%
Communication services	9.1%
Consumer staples	7.3%
Industrials	5.1%
Financials	3.7%
Utilities	1.7%
Real estate	0.3%
Preferred securities	0.1%
Corporate bonds	9.0%
U.S. Government and Agency obligations	8.5%
Other assets and liabilities, net	4.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	110	Long	Jun 2021	$14,490,004	$14,533,750	$43,746
ASX SPI 200 Index Futures	33	Short	Jun 2021	(4,325,038)	(4,444,327)	(119,289)
Euro STOXX 50 Index Futures	238	Short	Jun 2021	(10,848,517)	(11,262,344)	(413,827)
Euro-BOBL Futures	222	Short	Jun 2021	(36,022,815)	(35,967,539)	55,276
Euro-Bund Futures	38	Short	Jun 2021	(7,799,493)	(7,769,768)	29,725
FTSE 100 Index Futures	45	Short	Jun 2021	(4,196,169)	(4,311,757)	(115,588)
Mini MSCI Emerging Markets Index Futures	193	Short	Jun 2021	(12,892,846)	(12,906,875)	(14,029)
Nikkei 225 Mini Index Futures	317	Short	Jun 2021	(8,406,757)	(8,369,508)	37,249
S&P 500 E-Mini Index Futures	306	Short	Jun 2021	(60,642,389)	(63,868,320)	(3,225,931)
						$(3,722,668)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	570,000	CAD	561,788	GSI	6/3/2021	—	$(17,915)
AUD	797,885	EUR	515,000	GSI	6/3/2021	—	(4,797)
AUD	141,000	JPY	11,886,827	GSI	6/3/2021	—	(154)
AUD	358,000	NOK	2,316,925	GSI	6/3/2021	—	(2,533)
AUD	75,000	NZD	80,517	BNP	6/3/2021	$173	—
AUD	220,000	NZD	237,628	GSI	6/3/2021	—	(528)
AUD	50,853	USD	39,374	BARC	6/3/2021	—	(194)
AUD	19,035	USD	14,530	BNP	6/3/2021	136	—
AUD	568,717	USD	440,924	GSI	6/3/2021	—	(2,751)
AUD	842,305	USD	651,538	JPM	6/3/2021	—	(2,577)
CAD	523,458	EUR	349,000	BOA	6/3/2021	6,052	—
CAD	481,365	EUR	323,000	BNP	6/3/2021	3,081	—
CAD	825,000	JPY	71,244,979	GSI	6/3/2021	19,191	—
CAD	2,474,000	SEK	16,673,134	GSI	6/3/2021	42,829	—
CAD	10,477,743	USD	8,423,000	BOA	6/3/2021	101,797	—
CAD	9,948,528	USD	7,903,394	BARC	6/3/2021	190,828	—
CAD	3,656,290	USD	2,884,542	BNP	6/3/2021	90,253	—
CAD	360,108	USD	290,000	GSI	6/3/2021	2,988	—
CAD	577,685	USD	460,419	JPM	6/3/2021	9,591	—
CHF	1,110,000	USD	1,184,480	BOA	6/3/2021	31,918	—
CHF	47,000	USD	51,413	BARC	6/3/2021	92	—
CHF	547,000	USD	595,671	JPM	6/3/2021	3,762	—
DKK	890,000	USD	142,397	BNP	6/3/2021	1,563	—
DKK	2,115,000	USD	340,204	GSI	6/3/2021	1,903	—
EUR	408,000	AUD	630,815	GSI	6/3/2021	4,799	—
EUR	1,017,000	CAD	1,526,920	BOA	6/3/2021	—	(18,888)
EUR	554,000	CAD	823,251	BNP	6/3/2021	—	(3,356)
EUR	62,000	JPY	8,047,211	BOA	6/3/2021	936	—
EUR	285,000	JPY	37,198,833	BNP	6/3/2021	2,404	—
EUR	346,000	JPY	45,003,888	GSI	6/3/2021	4,353	—
EUR	521,000	NOK	5,298,387	GSI	6/3/2021	—	(9,800)
EUR	6,479,000	NOK	65,393,836	JPM	6/3/2021	—	(62,357)
EUR	393,000	SEK	4,029,597	BNP	6/3/2021	—	(3,353)
EUR	5,309,505	USD	6,327,971	BOA	6/3/2021	59,251	—
EUR	3,777,270	USD	4,562,211	BARC	6/3/2021	—	(18,236)
EUR	47,377,090	USD	56,962,136	BNP	6/3/2021	31,488	—
EUR	1,054,585	USD	1,249,571	GSI	6/3/2021	19,072	—
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	6,441,687	USD	7,683,923	JPM	6/3/2021	$65,289	—
GBP	454,971	EUR	527,000	GSI	6/3/2021	—	$(5,591)
GBP	127,000	NZD	244,256	GSI	6/3/2021	632	—
GBP	578,325	USD	802,822	BOA	6/3/2021	—	(4,075)
GBP	5,840,961	USD	8,155,254	BARC	6/3/2021	—	(88,075)
GBP	86,794	USD	119,870	BNP	6/3/2021	5	—
GBP	351,696	USD	489,025	GSI	6/3/2021	—	(3,283)
GBP	123,886	USD	172,490	JPM	6/3/2021	—	(1,387)
HKD	1,755,000	USD	225,996	BNP	6/3/2021	—	(41)
HKD	1,117,000	USD	143,850	GSI	6/3/2021	—	(37)
HKD	395,000	USD	50,871	JPM	6/3/2021	—	(15)
JPY	59,698,688	AUD	711,000	BOA	6/3/2021	—	(1,430)
JPY	113,279,616	AUD	1,350,000	BNP	6/3/2021	—	(3,378)
JPY	25,655,310	AUD	307,000	GSI	6/3/2021	—	(1,732)
JPY	102,385,696	CAD	1,176,000	GSI	6/3/2021	—	(19,767)
JPY	122,949,071	CAD	1,432,000	JPM	6/3/2021	—	(39,854)
JPY	33,804,934	EUR	261,000	GSI	6/3/2021	—	(4,593)
JPY	296,031,060	EUR	2,282,000	JPM	6/3/2021	—	(35,908)
JPY	29,167,445	GBP	193,000	BARC	6/3/2021	382	—
JPY	26,516,000	NOK	2,054,939	GSI	6/3/2021	—	(4,206)
JPY	28,177,000	NOK	2,190,688	JPM	6/3/2021	—	(5,313)
JPY	111,942,000	SEK	8,815,278	GSI	6/3/2021	—	(17,086)
JPY	50,098,000	USD	458,891	BOA	6/3/2021	—	(392)
JPY	6,822,256,725	USD	64,002,797	BNP	6/3/2021	—	(1,565,198)
JPY	73,342,000	USD	674,593	GSI	6/3/2021	—	(3,363)
JPY	316,823,114	USD	2,900,746	JPM	6/3/2021	—	(1,166)
NOK	1,389,224	GBP	117,000	GSI	6/3/2021	5,309	—
NOK	4,417,395	NZD	732,000	GSI	6/3/2021	6,942	—
NOK	6,629,296	USD	807,000	BNP	6/3/2021	—	(10,552)
NOK	3,319,301	USD	391,000	GSI	6/3/2021	7,783	—
NZD	248,293	AUD	229,000	GSI	6/3/2021	1,226	—
NZD	444,000	CAD	390,987	BOA	6/3/2021	—	(417)
NZD	344,372	EUR	206,000	GSI	6/3/2021	—	(1,406)
NZD	1,084,497	GBP	549,000	GSI	6/3/2021	17,742	—
NZD	132,000	JPY	10,113,060	BNP	6/3/2021	1,894	—
NZD	696,000	NOK	4,184,707	GSI	6/3/2021	—	(4,746)
SEK	68,821,111	EUR	6,782,000	BOA	6/3/2021	—	(26,928)
SEK	1,622,754	GBP	137,000	GSI	6/3/2021	2,523	—
SEK	8,424,267	NOK	8,390,000	BNP	6/3/2021	—	(12,596)
SEK	2,282,676	NOK	2,255,000	JPM	6/3/2021	—	(1,204)
SEK	25,410,420	NZD	4,207,000	GSI	6/3/2021	—	(7,814)
SEK	49,566,607	USD	5,863,839	BOA	6/3/2021	—	(7,214)
SEK	799,046	USD	94,000	BNP	6/3/2021	413	—
SEK	1,226,578	USD	146,000	GSI	6/3/2021	—	(1,072)
USD	390,495	AUD	512,221	BOA	6/3/2021	—	(4,150)
USD	77,362	AUD	99,236	BARC	6/3/2021	905	—
USD	268,896	AUD	344,823	BNP	6/3/2021	3,225	—
USD	231,009	AUD	299,206	GSI	6/3/2021	484	—
USD	55,006,263	AUD	71,032,617	JPM	6/3/2021	278,642	—
USD	60,321,860	CAD	76,546,058	BNP	6/3/2021	—	(1,956,783)
USD	368,544	CAD	465,000	JPM	6/3/2021	—	(9,784)
USD	6,061,343	CHF	5,561,703	BOA	6/3/2021	—	(33,473)
USD	579,543	CHF	535,000	BNP	6/3/2021	—	(6,739)
USD	527,269	CHF	489,000	GSI	6/3/2021	—	(8,604)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	276,460	CHF	255,000	JPM	6/3/2021	—	$(2,983)
USD	20,546,085	DKK	127,191,000	BOA	6/3/2021	—	(27,426)
USD	364,809	DKK	2,259,000	BNP	6/3/2021	—	(591)
USD	15,079,751	EUR	12,606,722	BOA	6/3/2021	—	(85,865)
USD	3,433,563	EUR	2,847,013	BARC	6/3/2021	$8,667	—
USD	145,633,943	EUR	121,135,583	BNP	6/3/2021	—	(89,568)
USD	2,134,754	EUR	1,786,023	GSI	6/3/2021	—	(13,793)
USD	11,253,104	GBP	8,106,474	BOA	6/3/2021	56,935	—
USD	291,631	GBP	210,263	BARC	6/3/2021	1,229	—
USD	1,454,059	GBP	1,050,285	BNP	6/3/2021	3,470	—
USD	460,294	GBP	331,551	GSI	6/3/2021	2,375	—
USD	599,830	GBP	433,811	JPM	6/3/2021	677	—
USD	200,139	HKD	1,553,000	BNP	6/3/2021	191	—
USD	1,965,909	HKD	15,253,000	GSI	6/3/2021	2,095	—
USD	165,441	HKD	1,285,000	JPM	6/3/2021	—	(2)
USD	9,183,272	JPY	1,007,471,322	BOA	6/3/2021	—	(37,151)
USD	316,445	JPY	34,232,000	BARC	6/3/2021	3,152	—
USD	14,426,782	JPY	1,539,043,887	BNP	6/3/2021	341,383	—
USD	512,189	JPY	55,577,000	GSI	6/3/2021	3,546	—
USD	1,387,946	JPY	151,753,000	JPM	6/3/2021	—	(904)
USD	18,917,976	NOK	162,313,090	GSI	6/3/2021	—	(582,418)
USD	263,276	NZD	374,000	BNP	6/3/2021	—	(4,332)
USD	17,606,502	NZD	24,282,573	JPM	6/3/2021	231,649	—
USD	15,160,303	SEK	128,148,953	BOA	6/3/2021	18,651	—
						$1,695,876	$(4,891,844)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	410,000	USD	$410,000	5.000%	Quarterly	Jun 2026	$(34,282)	$(8,341)	$(42,623)
Centrally cleared	CDX.NA.HY.36	623,000	USD	623,000	5.000%	Quarterly	Jun 2026	(51,975)	(12,791)	(64,766)
Centrally cleared	CDX.NA.HY.36	607,000	USD	607,000	5.000%	Quarterly	Jun 2026	(51,058)	(12,045)	(63,103)
Centrally cleared	CDX.NA.HY.36	600,000	USD	600,000	5.000%	Quarterly	Jun 2026	(49,787)	(12,588)	(62,375)
Centrally cleared	CDX.NA.HY.36	601,000	USD	601,000	5.000%	Quarterly	Jun 2026	(50,048)	(12,431)	(62,479)
Centrally cleared	CDX.NA.HY.36	265,000	USD	265,000	5.000%	Quarterly	Jun 2026	(22,392)	(5,157)	(27,549)
Centrally cleared	CDX.NA.HY.36	618,000	USD	618,000	5.000%	Quarterly	Jun 2026	(52,555)	(11,691)	(64,246)
Centrally cleared	CDX.NA.HY.36	321,000	USD	321,000	5.000%	Quarterly	Jun 2026	(30,062)	(3,309)	(33,371)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	526,000	EUR	627,857	5.000%	Quarterly	Jun 2026	(65,736)	(13,093)	(78,829)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	631,000	EUR	753,190	5.000%	Quarterly	Jun 2026	(80,124)	(14,440)	(94,564)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	631,000	EUR	753,190	5.000%	Quarterly	Jun 2026	(80,331)	(14,233)	(94,564)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	877,000	EUR	1,046,827	5.000%	Quarterly	Jun 2026	(111,514)	(19,917)	(131,431)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	841,000	EUR	1,003,855	5.000%	Quarterly	Jun 2026	(106,937)	(19,099)	(126,036)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	974,000	EUR	1,154,042	5.000%	Quarterly	Jun 2026	(122,707)	(23,261)	(145,968)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	974,000	EUR	1,154,042	5.000%	Quarterly	Jun 2026	(121,561)	(24,407)	(145,968)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	1,003,000	EUR	1,188,403	5.000%	Quarterly	Jun 2026	(126,239)	(24,075)	(150,314)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	352,000	EUR	415,835	5.000%	Quarterly	Jun 2026	(44,310)	(8,442)	(52,752)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	347,000	EUR	409,444	5.000%	Quarterly	Jun 2026	(44,489)	(7,514)	(52,003)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	253,000	EUR	296,517	5.000%	Quarterly	Jun 2026	(32,793)	(5,123)	(37,916)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	264,000	EUR	313,446	5.000%	Quarterly	Jun 2026	(38,212)	(1,352)	(39,564)
				$13,161,648				$(1,317,112)	$(253,309)	$(1,570,421)

10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$286,450	$286,450	—	—
Canada	6,422,374	6,422,374	—	—
China	7,261,115	714,328	$6,510,273	$36,514
Denmark	7,237,623	—	7,237,623	—
France	10,527,086	—	10,527,086	—
Germany	9,620,025	—	9,620,025	—
Hong Kong	3,561,717	—	3,561,717	—
India	5,921,597	5,564,554	357,043	—
Indonesia	974,827	—	974,827	—
Ireland	11,911,434	11,911,434	—	—
Israel	3,303,504	3,303,504	—	—
12	|

	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$12,694,323	—	$12,694,323	—
Mexico	234,503	$234,503	—	—
Philippines	75,888	—	75,888	—
South Africa	2,834,890	—	2,834,890	—
South Korea	5,362,215	259,876	5,102,339	—
Switzerland	6,600,490	1,120,826	5,479,664	—
Taiwan	1,964,770	—	1,964,770	—
Thailand	602,581	—	602,581	—
Turkey	908,241	—	908,241	—
United Kingdom	6,365,924	—	6,365,924	—
United States	250,053,977	250,053,977	—	—
Preferred securities	296,493	296,493	—	—
U.S. Government and Agency obligations	38,936,520	—	38,936,520	—
Corporate bonds	41,006,332	—	41,006,332	—
Total investments in securities	$434,964,899	$280,168,319	$154,760,066	$36,514
Derivatives:
Assets
Futures	$165,996	$165,996	—	—
Forward foreign currency contracts	1,695,876	—	$1,695,876	—
Liabilities
Futures	(3,888,664)	(3,888,664)	—	—
Forward foreign currency contracts	(4,891,844)	—	(4,891,844)	—
Swap contracts	(1,570,421)	—	(1,570,421)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	13